Leases - Operating and Finance Lease Liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 39.5
2021	34.4
2022	27.6
2023	23.9
2024	18.4
Thereafter	90.4
Total lease payments	234.2
Less: Interest	(43.7)
Present value of lease liabilities	190.5
Finance Leases
2020	1.4
2021	1.3
2022	0.9
2023	0.3
2024	0.2
Thereafter	0.0
Total lease payments	4.1
Less: Interest	(0.2)
Finance leases	3.9
Lessee, operating lease, option to extend, amount	$ 3.3